Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Comprehensive Income [Abstract]
Net loss from continuing operations before non-controlling interests	$ (3,740,252)	$ (1,028,074)
Loss from discontinued operation, net of tax		(228,778)
Net loss	(3,740,252)	(1,256,852)
Other comprehensive income (loss)
Foreign currency translation adjustment	1,751,048	(1,999,960)
Comprehensive loss	(1,989,204)	(3,256,812)
Less: Comprehensive loss attributable to non-controlling interests	(10,066)	(123,733)
Comprehensive loss attributable to EZGO Technologies Ltd.’s shareholders	$ (1,979,138)	$ (3,133,079)